Form N-23C-1

Report for Calendar month Ending September 30, 1999
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  Swiss Helvetia Fund, Inc.
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                                                              Approximate asset value
                                      Number of                 or approximate asset       Name of
  Date of each    Identification of   shares       Price per    coverage per share at      Seller or of
  transaction     each security       purchased    share        time of purchase           Sellers Broker
________________________________________________________________________________________________________
                  Swiss Helvetia
                   Fund-(Cusip-
   9/3/99           870875101)            7900      14.5625            17.90                 NYSE
   9/7/99            (same)               3200      14.5234            17.99                 NYSE
   9/8/99            (same)               2200      14.5625            17.95                 NYSE
   9/9/99            (same)               5800      14.6336            17.94                 NYSE
  9/10/99            (same)               7300      14.6875            17.60                 NYSE
  9/13/99            (same)               8700      14.4375            17.38                 NYSE
  9/14/99            (same)               7000      14.2465            17.37                 NYSE
  9/15/99            (same)               8500      14.3684            17.36                 NYSE
  9/16/99            (same)               8700      14.2069            17.30                 NYSE
  9/17/99            (same)               8700      14.3125            17.31                 NYSE
  9/20/99            (same)               8600      14.1875            17.42                 NYSE
  9/28/99            (same)               5100      14.0466            17.30                 NYSE
  9/30/99            (same)               7000      14.16              17.5                  NYSE

Total                                   88,700